FHLB ADVANCES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank, Advances [Line Items]
Loans Pledged as Collateral	$ 45,283,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	FHLB fixed rate advance, with monthly principal and interest payments; due July 2027